Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value of Items Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 2 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value of Items Measured on a Recurring Basis [Line Items]
Embedded conversion feature liability			$ 3,934
Warrant liabilities	$ 4,481	$ 2,766		$ 4,481